SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Jan. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 23,658,838	$ 24,000,000	$ 136,871,183
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 23,658,838		$ 136,871,183